Equity-accounted investee - Reconciliation of carrying amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant investments in associates [Line Items]
Total comprehensive income	$ (107,082)	$ (14,402)
Investment in equity-accounted investee	233,240	219,688
JV Inkai Associate [Member]
Disclosure of significant investments in associates [Line Items]
Opening net assets	440,565	442,074
Total comprehensive income	229,182	113,661
Dividends declared	(85,198)	(64,456)
Impact of foreign exchange	(13,007)	(50,714)
Closing net assets	571,542	440,565
Cameco's share of net assets	228,617	176,226
Consolidating adjustments	(60,348)	(38,975)
Fair value increment	85,976	89,184
Dividends in excess of ownership percentage	(22,085)	(9,669)
Impact of foreign exchange	1,080	2,922
Investment in equity-accounted investee	$ 233,240	$ 219,688